Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 01, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Accounting Standards Update [Extensible Enumeration]		us-gaap:AccountingStandardsUpdate201602Member
Change in accounting principle, accounting standards update, adopted date	Jan. 01, 2022
Change in accounting principle, accounting standards update, adopted [true false]		true
Operating lease right-of-use assets	$ 3,300	$ 3,248
Operating lease liability	5,400	$ 5,214
Reclassification of deferred rent and tenant improvement allowances	$ 2,100
Unrecognized Tax Benefits Income Tax Penalties Expense			$ 0	$ 0
Impairment of Long Lived Assets Held for use			$ 0	$ 0